Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

3. Leases

The Group leases office under non-cancelable operating lease agreements, which expire at various dates from 2022 to 2028. As of December 31, 2021 and 2022, the Group’s operating leases had a weighted average remaining lease term of 5.8 and 4.9 years and a weighted average discount rate of 5.61% and 5.61%, respectively. Future lease payments under operating leases as of December 31, 2022 were as follows:

As of December 31,
2022
$
2023	5,194,655
2024	4,572,378
2025	4,344,044
2026	4,064,720
2027	4,205,218
Then thereafter	1,027,182

Total future lease payments	23,408,197
Impact of discounting remaining lease payments	(2,930,806)

Total lease liabilities	20,477,391
Lease liabilities, current	5,037,796
Lease liabilities, non-current	15,439,595

Operating lease expenses for the years ended December 31, 2020, 2021 and 2022 were $6,016,402, $6,331,194 and $5,746,967, respectively, which did not include short-term lease cost. Short-term lease costs for the years ended December 31, 2020, 2021 and 2022 were $2,306,983, $2,302,019 and $1,233,347, respectively.

Cash paid for amounts included in the measurement of operating lease liabilities was $5,794,716, $6,287,094 and $5,698,668 for the years ended December 31, 2020, 2021 and 2022, respectively. Non-cash transaction amounts of lease liabilities arising from obtaining right-of-use assets were $1,967,269, $2,064,279 and $2,783,430 for the years ended December 31, 2020, 2021 and 2022, respectively.